UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22049

Investment Company Act File Number

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

International Income Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 11.8%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.6%
Argentina POM Politica Monetaria, 26.25%, 6/21/20(1)	ARS	11,100	$645,945

Total Argentina			$645,945

Bosnia and Herzegovina — 2.0%
Republic of Srpska, 1.50%, 6/30/23	BAM	1,378	$767,379
Republic of Srpska, 1.50%, 10/30/23	BAM	1,219	686,236
Republic of Srpska, 1.50%, 5/31/25	BAM	368	192,111
Republic of Srpska, 1.50%, 12/24/25	BAM	829	446,445
Republic of Srpska, 1.50%, 9/25/26	BAM	469	248,998

Total Bosnia and Herzegovina			$2,341,169

Dominican Republic — 4.2%
Dominican Republic, 14.00%, 6/8/18(2)	DOP	218,600	$4,769,555

Total Dominican Republic			$4,769,555

Georgia — 0.9%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	190	$78,681
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	159	66,687
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	780	337,094
Georgia Treasury Bond, 13.75%, 1/14/18	GEL	1,400	601,006

Total Georgia			$1,083,468

Iceland — 2.7%
Republic of Iceland, 6.25%, 2/5/20	ISK	302,979	$3,046,824

Total Iceland			$3,046,824

Serbia — 1.4%
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	156,300	$1,611,030

Total Serbia			$1,611,030

Total Foreign Government Bonds (identified cost $13,008,356)			$13,497,991

Foreign Corporate Bonds — 1.2%

Security	Principal Amount (000’s omitted)		Value
Argentina — 1.2%
Banco Hipotecario SA, 22.417%, 1/12/20(1)(2)	ARS	24,372	$1,374,940

Total Argentina			$1,374,940

Total Foreign Corporate Bonds (identified cost $1,608,063)			$1,374,940

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29	$120,856	$133,529
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.57%, 8/25/39(3)	394,801	435,693

Total Collateralized Mortgage Obligations (identified cost $531,205)		$569,222

Mortgage Pass-Throughs — 2.5%

Security	Principal Amount	Value
Federal National Mortgage Association:
1.90% with maturity at 2035(4)	$649,198	$655,849
3.81% with maturity at 2035(4)	496,217	530,427
7.00% with maturity at 2033	313,749	360,690
7.50% with maturity at 2035	198,776	233,827
8.50% with maturity at 2032	165,798	200,245

		$1,981,038

Government National Mortgage Association:
7.00% with maturity at 2035	$547,807	$637,768
9.00% with various maturities to 2024	172,054	186,270

		$824,038

Total Mortgage Pass-Throughs (identified cost $2,652,613)		$2,805,076

Currency Options Purchased — 0.3%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Call CAD/Put USD	Citibank, N.A.	USD 2,000	CAD 1.31	12/8/17	$118,104
Call RUB/Put USD	Citibank, N.A.	USD 3,000	RUB 62.10	9/28/17	115,140
Call RUB/Put USD	Citibank, N.A.	USD 4,250	RUB 60.00	9/28/17	69,343

Total Currency Options Purchased (identified cost $184,883)					$302,587

Short-Term Investments — 76.3%

Foreign Government Securities — 31.7%

Security	Principal Amount (000’s omitted)		Value
Armenia — 0.7%
Armenian Treasury Bill, 0.00%, 11/20/17	AMD	400,000	$820,885

Total Armenia			$820,885

Security	Principal Amount (000’s omitted)		Value
Czech Republic — 5.0%
Czech Republic Ministry of Finance Bill, 0.00%, 8/25/17	CZK	125,000	$5,673,514

Total Czech Republic			$5,673,514

Egypt — 6.1%
Egypt Treasury Bill, 0.00%, 8/1/17	EGP	41,500	$2,316,610
Egypt Treasury Bill, 0.00%, 8/8/17	EGP	27,600	1,536,549
Egypt Treasury Bill, 0.00%, 10/3/17	EGP	9,425	511,183
Egypt Treasury Bill, 0.00%, 10/31/17	EGP	43,150	2,304,552
Egypt Treasury Bill, 0.00%, 1/2/18	EGP	4,950	254,728

Total Egypt			$6,923,622

Georgia — 2.7%
Georgia Treasury Bill, 0.00%, 8/10/17	GEL	5,875	$2,455,880
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	1,600	644,376

Total Georgia			$3,100,256

Kazakhstan — 4.4%
National Bank of Kazakhstan Note, 0.00%, 8/18/17	KZT	269,460	$813,978
National Bank of Kazakhstan Note, 0.00%, 9/29/17	KZT	808,100	2,415,556
National Bank of Kazakhstan Note, 0.00%, 10/20/17	KZT	338,910	1,007,982
National Bank of Kazakhstan Note, 0.00%, 11/24/17	KZT	275,610	812,831

Total Kazakhstan			$5,050,347

Sri Lanka — 4.7%
Sri Lanka Treasury Bill, 0.00%, 4/6/18	LKR	590,000	$3,603,848
Sri Lanka Treasury Bill, 0.00%, 4/13/18	LKR	295,000	1,799,586

Total Sri Lanka			$5,403,434

Sweden — 5.1%
Sweden Treasury Bill, 0.00%, 8/16/17	SEK	47,400	$5,872,732

Total Sweden			$5,872,732

Uruguay — 3.0%
Uruguay Treasury Bill, 0.00%, 12/14/17	UYU	5,674	$194,392
Uruguay Treasury Bill, 0.00%, 12/22/17	UYU	23,829	813,480
Uruguay Treasury Bill, 0.00%, 2/8/18	UYU	24,569	829,839
Uruguay Treasury Bill, 0.00%, 4/5/18	UYU	36,755	1,226,588
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	2,269	74,265
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	9,079	297,696

Total Uruguay			$3,436,260

Total Foreign Government Securities (identified cost $35,672,622)			$36,281,050

U.S. Treasury Obligations — 36.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/10/17		$13,000	$12,996,932
U.S. Treasury Bill, 0.00%, 8/17/17(5)		18,000	17,992,260
U.S. Treasury Bill, 0.00%, 9/28/17		11,000	10,982,807

Total U.S. Treasury Obligations (identified cost $41,973,664)			$41,971,999

Other — 7.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(6)	9,026,829	$9,028,635

Total Other (identified cost $9,028,782)		$9,028,635

Total Short-Term Investments (identified cost $86,675,068)		$87,281,684

Total Investments — 92.6% (identified cost $104,660,188)		$105,831,500

Currency Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call RUB/Put USD	Goldman Sachs International	USD	4,250	RUB	55.00	9/28/17	$(3,991)
Call RUB/Put USD	Goldman Sachs International	USD	3,000	RUB	62.10	9/28/17	(115,140)
Call AUD/Put USD	Credit Agricole Corporate and Investment Bank	USD	749	USD	0.81	8/23/17	(2,346)

Total Currency Options Written (premiums received $192,727)							$(121,477)

Other Assets, Less Liabilities — 7.5%							$8,609,817

Net Assets — 100.0%							$114,319,840

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $6,144,495 or 5.4% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2017.

(4)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2017.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $51,567.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KES	75,748,000	USD	691,131	Citibank, N.A.	8/1/17	$37,355	$—
KES	31,767,000	USD	305,658	Citibank, N.A.	8/1/17	—	(147)
KES	43,981,000	USD	423,179	Citibank, N.A.	8/1/17	—	(203)
USD	728,837	KES	75,748,000	Citibank, N.A.	8/1/17	350	—
USD	304,661	KES	31,767,000	Citibank, N.A.	8/1/17	—	(850)
USD	421,678	KES	43,981,000	Citibank, N.A.	8/1/17	—	(1,298)
ILS	12,047,000	USD	3,344,995	HSBC Bank USA, N.A.	8/7/17	38,305	—
PEN	11,460,000	USD	3,455,971	UBS AG	8/7/17	78,728	—
PLN	14,229,164	EUR	3,360,874	HSBC Bank USA, N.A.	8/7/17	—	(22,442)
COP	15,540,000,000	USD	5,187,782	The Bank of Nova Scotia	8/9/17	12,151	—
EUR	258,877	USD	292,796	Goldman Sachs International	8/10/17	13,789	—
AUD	4,500,000	USD	3,333,825	Morgan Stanley & Co. International PLC	8/11/17	265,773	—
IDR	67,819,537,000	USD	5,071,757	Bank of America, N.A.	8/14/17	13,826	—
ARS	5,195,500	USD	318,254	Citibank, N.A.	8/16/17	—	(26,242)
ARS	11,292,000	USD	690,220	Standard Chartered Bank	8/16/17	—	(55,554)
MXN	6,800,000	USD	386,777	HSBC Bank USA, N.A.	8/21/17	—	(5,974)
NZD	530,000	USD	390,619	Australia and New Zealand Banking Group Limited	8/21/17	7,273	—
RUB	17,000,000	USD	286,051	Citibank, N.A.	8/21/17	—	(2,739)
TRY	1,300,000	USD	365,568	Citibank, N.A.	8/21/17	1,416	—
USD	280,450	GBP	215,000	Standard Chartered Bank	8/21/17	—	(3,397)
USD	279,119	ILS	1,000,000	Credit Agricole Corporate and Investment Bank	8/21/17	—	(1,878)
ZAR	4,850,000	USD	370,566	Citibank, N.A.	8/21/17	—	(3,692)
CHF	2,150,000	USD	2,212,783	State Street Bank and Trust Company	8/22/17	13,338	—
RUB	202,152,669	USD	3,359,106	Goldman Sachs International	8/22/17	9,214	—
BRL	1,000,000	USD	314,475	Citibank, N.A.	8/23/17	4,919	—
BRL	1,150,000	USD	362,799	Standard Chartered Bank	8/23/17	4,505	—
USD	543,055	EUR	472,727	Standard Chartered Bank	8/23/17	—	(17,167)
USD	1,696,654	EUR	1,520,000	Standard Chartered Bank	8/23/17	—	(104,675)
USD	5,061,471	EUR	4,534,474	Standard Chartered Bank	8/23/17	—	(312,268)
COP	1,100,000,000	USD	363,348	State Street Bank and Trust Company	8/24/17	4,112	—
INR	18,930,000	USD	291,981	Barclays Bank PLC	8/28/17	2,423	—
INR	12,600,000	USD	194,316	Barclays Bank PLC	8/28/17	1,643	—
INR	9,200,000	USD	141,889	Standard Chartered Bank	8/28/17	1,192	—
INR	6,730,000	USD	103,762	Standard Chartered Bank	8/28/17	905	—
INR	22,240,000	USD	343,051	UBS AG	8/28/17	2,831	—
GBP	1,165,000	USD	1,505,227	Goldman Sachs International	9/5/17	33,588	—
TRY	12,000,000	USD	3,308,337	Credit Agricole Corporate and Investment Bank	9/5/17	63,067	—
USD	5,125,549	EUR	4,580,104	Standard Chartered Bank	9/8/17	—	(306,832)
KRW	5,102,500,000	USD	4,526,302	Australia and New Zealand Banking Group Limited	9/11/17	30,429	—
USD	4,431,947	KRW	5,102,500,000	JPMorgan Chase Bank, N.A.	9/11/17	—	(124,784)
ARS	29,079,800	USD	1,655,083	BNP Paribas	9/14/17	—	(48,802)
ARS	10,660,000	USD	611,589	BNP Paribas	9/18/17	—	(24,205)
PHP	245,385,000	USD	4,875,522	Deutsche Bank AG	9/21/17	—	(27,471)
USD	3,159,010	PHP	159,530,000	Australia and New Zealand Banking Group Limited	9/21/17	7,189	—
HUF	635,000,000	EUR	2,051,751	Morgan Stanley & Co. International PLC	9/27/17	42,145	—
USD	1,576,672	EUR	1,372,212	Standard Chartered Bank	9/28/17	—	(52,735)
EUR	798,749	USD	898,284	Standard Chartered Bank	9/29/17	50,229	—
USD	5,823,780	EUR	5,417,974	Standard Chartered Bank	9/29/17	—	(610,053)
EUR	210,601	USD	247,808	Standard Chartered Bank	10/5/17	2,362	—
USD	3,224,453	EUR	2,797,329	Standard Chartered Bank	10/5/17	—	(98,455)
INR	277,200,000	USD	4,261,337	JPMorgan Chase Bank, N.A.	10/17/17	27,958	—
EUR	1,981,908	RSD	241,000,000	Deutsche Bank AG	10/18/17	—	(8,173)
RSD	479,648,825	EUR	3,802,210	Citibank, N.A.	10/18/17	185,381	—
NOK	31,363,000	EUR	3,347,376	JPMorgan Chase Bank, N.A.	10/20/17	15,811	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	8,471,500,000	USD	2,284,655	Citibank, N.A.	11/13/17	$—	$(18,177)
PEN	6,000,000	USD	1,800,720	State Street Bank and Trust Company	12/6/17	29,268	—
RSD	406,323,188	EUR	3,149,792	Deutsche Bank AG	4/3/18	170,578	—

						$1,172,053	$(1,878,213)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	Sep-17	$(1,299,891)	$(1,299,633)	$258
U.S. 10-Year Treasury Note	4	Short	Sep-17	(503,834)	(503,562)	272

						$530

Currency Abbreviations:

AMD	-	Armenian Dram

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

COP	-	Colombian Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

KRW	-	South Korean Won

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

Written options activity for the fiscal year to date ended July 31, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)	Premiums Received
Outstanding, beginning of period	$1,979	$87,868
Options written	7,999	192,727
Options expired	(1,979)	(87,868)

Outstanding, end of period	$7,999	$192,727

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency Options Purchased	$302,587	$—
Foreign Exchange	Currency Options Written	—	(121,477)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,172,053	(1,878,213)

Total		$1,474,640	$(1,999,690)

Interest Rate	Financial Futures Contracts*	$530	$—

Total		$530	$—

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$105,992,482

Gross unrealized appreciation	$1,170,281
Gross unrealized depreciation	(1,331,263)

Net unrealized depreciation	$(160,982)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$13,497,991	$—	$13,497,991
Foreign Corporate Bonds	—	1,374,940	—	1,374,940
Collateralized Mortgage Obligations	—	569,222	—	569,222
Mortgage Pass-Throughs	—	2,805,076	—	2,805,076
Currency Options Purchased	—	302,587	—	302,587
Short-Term Investments -
Foreign Government Securities	—	36,281,050	—	36,281,050
U.S. Treasury Obligations	—	41,971,999	—	41,971,999
Other	—	9,028,635	—	9,028,635
Total Investments	$—	$105,831,500	$—	$105,831,500
Forward Foreign Currency Exchange Contracts	$—	$1,172,053	$—	$1,172,053
Futures Contracts	530	—	—	530
Total	$530	$107,003,553	$—	$107,004,083

Liability Description
Currency Options Written	$—	$(121,477)	$—	$(121,477)
Forward Foreign Currency Exchange Contracts	—	(1,878,213)	—	(1,878,213)
Total	$—	$(1,999,690)	$—	$(1,999,690)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017